UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024
OPERATING ACTIVITIES
Loss for the period	$ (6,198,053)	$ (2,678,464)
Adjustments to reconcile profit to net cash flows
Income tax	(1,266,409)	429,040
Financial results	9,833,069	7,543,992
Depreciation of property, plant and equipment	1,524,370	1,243,403
Amortization of intangible assets	3,026,403	2,747,206
Depreciation of leased assets	760,728	837,199
Share-based incentive and stock options	809,585	6,193,668
Share of profit or loss of joint ventures and associates	586,318	(1,508,671)
Provisions for contingencies	297,159	27,109
Allowance for impairment of trade debtors	184,879	352,920
Allowance for obsolescence	614,618	505,285
Initial recognition and changes in the fair value of biological assets	(666,175)	(410,913)
Changes in the net realizable value of agricultural products after harvest	(563,145)	1,446,316
Gain on sale of equipment and intangible assets	(326,561)	(26,669)
Working capital adjustments
Trade receivables	11,318,922	(31,012,196)
Other receivables	(5,362,397)	3,722,853
Income and minimum presumed income taxes	(2,470,954)	7,113,764
Inventories and biological assets	7,438,097	(197,454)
Trade and other payables	(17,603,938)	7,499,929
Employee benefits and social security	1,000,042	412,458
Deferred revenue and advances from customers	1,744,616	8,040,809
Income taxes paid		(163,205)
Interest collected	435,469	2,293,676
Inflation effects on working capital adjustments	40,182	321,539
Net cash flows generated by operating activities	5,156,825	14,733,594
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	336,726	35,682
Proceeds from financial assets	5,813,446	(509,534)
Investment in financial assets	(2,738,959)	(2,215,965)
Purchase of property, plant and equipment	(1,278,332)	(3,985,249)
Capitalized development expenditures	(1,654,017)	(1,947,504)
Purchase of intangible assets	(207,101)	(64,486)
Net cash flows generated/ (used) by investing activities	271,763	(8,687,056)
FINANCING ACTIVITIES
Proceeds from borrowings	39,888,252	26,837,346
Repayment of borrowings and financed payments	(51,585,854)	(46,865,499)
Interest payments	(4,808,496)	(4,539,455)
Other financial payments	(1,102,617)	(781,199)
Purchase of own shares		(457,085)
Leased assets payments	(1,189,615)	(1,170,039)
Net cash flows used by financing activities	(18,798,330)	(26,975,931)
Net decrease in cash and cash equivalents	(13,369,742)	(20,929,393)
Inflation effects on cash and cash equivalents	(21)	(24,266)
Cash and cash equivalents as of beginning of the period	44,473,270	48,129,194	$ 48,129,194
Effect of exchange rate changes on cash and equivalents	1,174,904	1,198,389
Cash and cash equivalents as of the end of the period	$ 32,278,411	$ 28,373,924	$ 44,473,270